Other Current Liabilities	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Other Current Liabilities [Abstract]
Other Current Liabilities
8.	Other Current Liabilities

●	Other current liabilities consist of the following at March 31, 2021 and June 30, 2020,

	March 31, 2021	June 30, 2020
Accrued consulting fees – related party	$9,974	$9,974
Accrued interest	209,161	192,625
Accrued slotting fees	5,564	-
Other accrued expenses	66,480
TOTAL	$291,179	$202,599

9.	Other Current Liabilities	●	Other current liabilities consist of the following at June 30, 2020 and 2019.

	2020	2019
Accrued consulting fees – related party	$9,974	$33,974
Accrued interest	192,625	-

TOTAL	$202,599	$33,974